Other Gains, Net	12 Months Ended
Dec. 31, 2019
OTHER GAINS, NET
OTHER GAINS, NET

31.  OTHER GAINS, NET

Other gains, net for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the years ended
	12-31-2019	12-31-2018	12-31-2017
Other gains (losses)	ThCh$	ThCh$	ThCh$
Gain on disposal of Electrogas (*)	—	—	105,311,912
Gain on disposal of Pangue Duqueco transmission lines	—	3,024,549	—
Gain on sale of land	1,530,689	—	7,626,100
Other	150,489	409,954	150,857
Total other gains, net	1,681,178	3,434,503	113,088,869

(*)See Note 5